Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

POLICIES AND PRACTICES RELATING TO THE TIMING OF CERTAIN EQUITY AWARDS

During the year ended December 31, 2025, we did not grant stock options or similar awards having option-like features as part of our equity compensation programs. We do not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	During the year ended December 31, 2025, we did not grant stock options or similar awards having option-like features as part of our equity compensation programs. We do not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false